Note 46 Pension commitments with senior management (Details) - EUR (€) € in Thousands		Jun. 30, 2025	Jun. 30, 2024
Pension commitments with senior management [Line Items]
Retirement contributions	[1]	€ 236	€ 236
Death and disability contributions	[1]	228	236
Accumulated funds		27,898	25,793
Senior management [Member]
Pension commitments with senior management [Line Items]
Retirement contributions	[2]	2,123	2,097
Death and disability contributions	[2]	528	561
Accumulated funds		€ 42,254	€ 37,306

[1]
(1) Contributions recorded to meet pension commitments with executive directors in proportion to the first half of the 2025 and 2024 financial years. In the case of the Chair, these relate to the sum of the annual contribution to the retirement pension, in the proportional portion of the first half of the year, and the adjustment made to the “discretionary pension benefits” for the financial years 2024 and 2023, which were to be contributed in the 2025 and 2024 financial years, respectively, and to death and disability insurance premiums, in the proportional portion for the first half of each financial year. In the case of the Chief Executive Officer, the contributions reported correspond exclusively to the insurance premiums paid by the Bank, corresponding to the first half of each financial year, to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

PAYMENTS FOR THE TERMINATION OF THE CONTRACTUAL RELATIONSHIP

[2]
(1) Contributions recorded to meet pension commitments with Senior Management, excluding executive directors, in the proportional portion corresponding to the first half of the 2025 and 2024 financial years. These amounts are equal to the sum of the annual contributions to retirement pensions, prorated for the first half of the year, and the adjustments made to the "discretionary pension benefits" for the 2024 and 2023 financial years, which were to be contributed in the 2025 and 2024 financial years, respectively, and with the insurance premiums paid by the Bank to cover death and disability contingencies, prorated for the first half of each financial year.